Net Other Operating Expense (Income) - Disclosure of components of net other operating (income) losses (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 20, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Alberta Off-Coal Agreement	$ (40)	$ (40)	$ (40)	$ (40)
Supplier settlements		34	0	0
Onerous contract provisions		14	29	0
Other trading income (expense)		0	0	(9)
Net other operating loss (income)		$ 8	$ (11)	(49)
Insurance recoveries				$ 10